Condensed Consolidated Interim Statements of Operations (Unaudited) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 06, 2018	Jun. 30, 2019	Jun. 06, 2018	Jun. 30, 2019
Net income (loss)	$ (3,965)		$ 11,356		$ 24,530
Successor [Member]
Revenues	44,986		159,899		311,603
Cost of services	(37,055)		(116,893)		(231,390)
Gross profit	7,931		43,006		80,213
Selling, general and administrative expense	(9,021)		(17,062)		(30,107)
Amortization	(1,536)		(3,949)		(8,003)
Operating income	(2,626)		21,995		42,103
Interest expense, net	(1,900)		(5,750)		(9,680)
Other income (expense), net	(468)		(438)		(499)
Income before income tax	(4,994)		15,807		31,924
Income tax (expense) benefit	1,029		(4,451)		(7,394)
Net income (loss)	(3,965)		11,356		24,530
Net loss attributable to non-controlling interests	(219)
Net income attributable to shareholders	$ (3,746)		$ 11,356		$ 24,530
Weighted average shares outstanding:
Basic	85,562,769		86,896,779		86,895,285
Diluted	85,562,769		86,896,779		86,895,285
Net earnings per share:
Basic	$ (0.05)		$ 0.13		$ 0.28
Diluted	$ (0.05)		$ 0.13		$ 0.28
Predecessor [Member] | NPS Holdings Limited [Member]
Revenues		$ 60,185		$ 137,027
Cost of services		(46,070)		(104,242)
Gross profit		14,115		32,785
Selling, general and administrative expense		(10,469)		(19,969)
Amortization		(10)		(10)
Operating income		3,636		12,806
Interest expense, net		(1,265)		(4,090)
Other income (expense), net		271		362
Income before income tax		2,642		9,078
Income tax (expense) benefit		(1,359)		(2,342)
Net income (loss)		1,283		6,736
Net loss attributable to non-controlling interests		(541)		(881)
Net income attributable to shareholders		$ 1,824		$ 7,617
Weighted average shares outstanding:
Basic		348,524,566		348,524,566
Diluted		370,000,000		370,000,000
Net earnings per share:
Basic		$ 0.00		$ 0.02
Diluted		$ 0.00		$ 0.02